Income Taxes - Deferred Tax Assets and Liabilities, Movement in Deferred Tax Assets and Unused Tax Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (18,294)	$ (5,477)
Total deferred income tax liabilities, net	(18,294)	(5,477)	$ 4,107
Non-capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	17,405	24,922
Stream, royalty and other interests [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(35,973)	(29,664)
Investments and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 274	$ (735)